Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands													12 Months Ended
	Dec. 10, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($)	Jun. 10, 2021 CAD ($) shares	Mar. 16, 2021 CAD ($) shares	Mar. 11, 2021 $ / shares shares	Feb. 23, 2021 CAD ($) shares	Feb. 18, 2021 CAD ($) shares	Feb. 03, 2021 CAD ($) shares	Dec. 10, 2020 CAD ($) shares	Jun. 08, 2020 CAD ($) shares	May 27, 2020 CAD ($) $ / shares shares	May 27, 2020 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares	Aug. 31, 2021 $ / shares	Jun. 30, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Common shares issued | shares																400,000
Proceeds from issue of stock		$ 2,074,000
Common shares issued | shares	36,818		40,829					200,000	856,206	1,092,142
Issue of shares on convertible debenture interest payment	$ 202,000		$ 238,000					$ 900,000	$ 2,585,000	$ 2,152,000			$ 1,289,000	$ 4,737,000
Percentage of issued and outstanding shares acquired													20.00%
Options granted, maximum term													10 years
Share-based payments (Note 10)													$ 31,389,000	$ 9,748,000
Sale of stock issue price per share | (per share)															$ 1.64	$ 5.60
Sale of stock issue price per share | shares						22,289,088	25,794,247
Stock issued during period value through bought deal financing													163,290,000
Share issuance costs		$ 1,035,000
Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of equity											$ 15,000,000
Stock shares issued during the period value											$ 11,611,667,000
Sale of stock issue price per share | $ / shares														$ 1.80
Initial Public Offering [Member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | $ / shares					$ 4.50
Stock issued during period through bought deal financing | shares					33,400,000
Stock issued during period value through bought deal financing				$ 150,300,000
Overallotment [Member]
Disclosure of classes of share capital [line items]
Stock issued during period through bought deal financing | shares				5,010,000
Stock issued during period value through bought deal financing				$ 22,545,000
Share issuance costs				$ 9,555,000
2020 Debentures [member]
Disclosure of classes of share capital [line items]
Common shares issued | shares											77,647	77,647
Issue of shares on convertible debenture interest payment											$ 440,000			$ 627,000
Stock shares issued during the period value											$ 20,262,000	$ 14,550		348,350,000
Sale of stock issue price per share | $ / shares											$ 1.80
Gross proceeds from issuance of convertible debentures											$ 20,889,000	$ 15,000		20,901,000
2020 Debentures [member] | Convertible Debenture Consent Fee [member]
Disclosure of classes of share capital [line items]
Issue of equity											$ 355,000
Sale of stock issue price per share | shares											180,270	180,270
2016 and 2017 Debentures [member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | shares						22,289,088	25,794,247
Gross proceeds from issuance of convertible debentures						$ 105,242,000	$ 125,059,000
Stock issued during period related to accrued interest | shares						89,729
Stock issued during period related to unpaid interest | shares						87,316
Stock issued during period value related to accrued interest						$ 849,000							407,000
Stock issued during period value related to unpaid interest													442,000
2016 and 2017 Debentures [member] | Convertible Debenture Consent Fee [member]
Disclosure of classes of share capital [line items]
Issue of shares on convertible debenture interest payment											$ 355,000
Sale of stock issue price per share | $ / shares											$ 1.97
Sale of stock issue price per share | shares											180,270	180,270
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Share-based payments													5,257,000	1,516,000
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments (Note 10)													31,389,000	9,748,000
Reserves [member]
Disclosure of classes of share capital [line items]
Share-based payments													$ 36,646,000	$ 11,264,000